Variable Interest Entities (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial information of the VIEs
Cash and cash equivalents	$ 674,132,800	$ 331,218,497	$ 454,475,593	$ 568,159,372
Accounts receivable, net of allowance for doubtful accounts of $1,189,024 and $337,287 in 2011 and 2012, respectively	282,977,088	249,206,254
Rental deposits	57,152,373	60,913,252
Total current assets	1,214,853,575	1,032,882,973
Rental deposits	3,446,901	4,046,749
Equipment, net	66,073,251	79,042,120
Acquired intangible assets, net	101,541,635	126,548,579
Goodwill (Note 1)	439,384,373	459,112,676	425,334,632
Other long-term assets	7,247,722	11,119,725
Total assets	1,975,886,492	1,741,437,151
Accounts payable	14,809,732	19,448,258
Accrued expenses and other current liabilities	179,440,933	173,753,526
Income taxes payable	69,436,762	35,462,590
Deferred tax liabilities	31,463,939	33,550,044
Total current liabilities	295,728,723	364,410,322
Total liabilities	507,929,954	468,615,382
Net revenues	927,501,037	786,531,871	516,314,697
Gross loss	607,905,472	502,080,592	294,624,663
Net loss	238,077,856	162,677,038	184,273,477
Variable Interest Entities
Financial information of the VIEs
Cash and cash equivalents	3,569,002	31,489,211
Accounts receivable, net of allowance for doubtful accounts of $1,189,024 and $337,287 in 2011 and 2012, respectively	484,869	4,465,802
Rental deposits	5,008,834	7,890,513
Other current assets	732,515	1,607,836
Total current assets	9,795,220	45,453,362
Rental deposits	1,552,404	2,799,863
Equipment, net	1,956,549	5,874,342
Acquired intangible assets, net	152,547	2,366,486
Goodwill (Note 1)	10,220,065	404,623,715
Other long-term assets	42,116	630,394
Total long-term assets	13,923,681	416,294,800
Total assets	23,718,901	461,748,162
Accounts payable	493,885	4,321,376
Accrued expenses and other current liabilities	9,328,748	16,878,170
Income taxes payable	3,575,786	3,051,811
Deferred tax liabilities	899,788	1,753,744
Total current liabilities	14,298,207	26,005,101
Total long-term liabilities		791,750
Total liabilities	14,298,207	26,796,851
Net revenues	4,750,718	11,550,022	21,491,910
Gross loss	(17,072,713)	(22,512,385)	(19,019,078)
Net loss	$ (26,973,766)	$ (41,077,487)	$ (35,930,035)